Business combinations (Tables)	12 Months Ended
Mar. 31, 2015
Summary of revenues and net income included in the consolidated statements of income and comprehensive income
	Excelian	Radius	Populus
Revenue	6,538	10,537	1,294
Net Income	494	495	670

Excelian
Schedule of the assets and liabilities of reflecting the purchase price allocation to the net assets acquired

February 18, 2015
Cash	4,676
Other current assets	10,261
Contract-based customer relationships	9,041
Goodwill	4,339
Software licenses	512
Fixed assets	175

Total assets	29,004
Current liabilities	(8,491)

Total liabilities	(8,491)

Total net assets acquired	20,513

Total purchase consideration	20,513

Radius Inc.
Schedule of the assets and liabilities of reflecting the purchase price allocation to the net assets acquired

October 3, 2014
Contract-based customer relationships	11,772
Fixed assets	163
Other assets	275
Goodwill	12,674
Other net current assets	1,781

Total net assets acquired	26,665

Total purchase consideration	26,665

FOSS
Schedule of total estimated cost of acquisition

March 31, 2013
Initial payment	$850
Second payment including:
Estimated fair value of contingent cash consideration	5,267
Estimated fair value of contingent share-based consideration	538

$6,655

Schedule of the assets and liabilities of reflecting the purchase price allocation to the net assets acquired

March 20, 2013
Contract-based customer relationships	6,389
Goodwill	361

Total assets	6,750
Deferred tax liability	(95)

Total liabilities	(95)

Total net assets acquired	6,655

Total purchase consideration	6,655